Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018	Oct. 31, 2018
Disclosure Of Fair Value Of Financial Instruments [line items]
Increase (decrease) in non-interest revenue and trading revenue	$ (168)		$ (128)	$ (1,010)	$ 340
Increase (decrease) other comprehensive income before tax	49		36	35	(6)
Fair value of notes on contractual maturity	16,005			16,005		$ 14,186
Notional amount of notes on contractual maturity	15,933			15,933		15,088
Unrealized gain (loss) due to change in credit spread				(296)
Unrealized gain (loss) in other comprehensive income due to change in credit spread				(220)
Unrealized gain (loss) in statement of income due to change in credit spread				(76)
Fair value of investment	13,548	$ 12,904		13,548		11,611
Fair value of investment through profit loss increase (decrease) in non-interest revenue, insurance revenue	989	$ 710	427	2,748	1,394
Fair value of investment in contract liabilities	1,011			1,011		800
Change in fair value of investment contract liabilities	41		(2)	102	(15)
Gain (loss) recorded in other comprehensive income due to changes in credit spread	(7)		3	(19)	1
Related to securities held by insurance subsidiaries [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Fair value of investment	10,718			10,718		$ 8,783
Unrealized gain loss through profit or loss from securities held by insurance subsidiary [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Fair value of investment through profit loss increase (decrease) in non-interest revenue, insurance revenue	383		$ 49	976	$ (85)
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	1,734			5,392
Transfers out of Level 2 into Level 1 of fair value hierarchy	901			4,260
Trading securities [member] | Valued using models (with observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 2 into Level 3 of fair value hierarchy	53			98
Transfers out of Level 3 into Level 2 of fair value hierarchy	6			41
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	6,362			9,905
Transfers out of Level 2 into Level 1 of fair value hierarchy	98			2,501
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	1,834			9,723
Transfers out of Level 2 into Level 1 of fair value hierarchy	2,335			3,910
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	218			682
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 38			$ 390